Summary of significant accounting policies (Details Narrative) € in Thousands		1 Months Ended		3 Months Ended		9 Months Ended	12 Months Ended
	Jun. 06, 2022 EUR (€)	Nov. 14, 2022 EUR (€) shares	Nov. 14, 2022 $ / shares shares	Sep. 30, 2022 EUR (€) shares	Sep. 30, 2022 EUR (€) $ / shares shares	Sep. 30, 2022 EUR (€) shares	Dec. 31, 2022 EUR (€)
Entity Information [Line Items]
Cash equivalents				€ 3,600	€ 3,600	€ 3,600
Accumulated deficit				174,990	174,990	174,990
Cash received						3,170
Net inflows						7,500	€ 8,500
Working capital				€ 2,500	€ 2,500	€ 2,500
Class A Ordinary Shares [Member]
Entity Information [Line Items]
Number of shares sold | shares		386,657	386,657
Net proceeds		€ 1,480,833
Sales price | $ / shares			$ 4.02
Commissions		€ 44,425
A Tthe Market Issuance Sales Agreement [Member]
Entity Information [Line Items]
Aggregate offering price	€ 30,000
A Tthe Market Issuance Sales Agreement [Member] | Class A Ordinary Shares [Member]
Entity Information [Line Items]
Number of shares sold | shares				295,269	295,269	295,269
Net proceeds				€ 2,204,959
Sales price | $ / shares					€ 7.35
Commissions				€ 66,149
Fusion Fuel Portugal [Member]
Entity Information [Line Items]
VAT receivable balance						€ 600